Property, plant and equipment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,714,261
Ending balance	2,006,757	$ 1,714,261
Total (excluding right-of-use assets)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,714,261
Ending balance	2,006,757	1,714,261
Total (excluding right-of-use assets) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,328,495	2,820,519
Additions during the period	269,742	257,367
Additions through business combinations	302,559	310,236
Transfer from advance payments	63,990	127,372
Disposals	(205,970)	(23,266)
Effects of movement in exchange rates	(132,583)	(163,733)
Ending balance	3,626,233	3,328,495
Total (excluding right-of-use assets) | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,614,234)	(1,382,479)
Charge for the period	248,644	284,438
Impairment/(reversal of impairment)	(986)	48,073
Disposals	191,307	16,549
Effects of movement in exchange rates	51,109	84,207
Ending balance	(1,619,476)	(1,614,234)
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,254,213
Ending balance	1,366,263	1,254,213
Towers and tower equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,829,528	2,660,120
Additions during the period		20,995
Additions during the period, including net movements in assets relating to the decommissioning and site restoration provision	(12,733)
Additions through business combinations	301,674	77,142
Reclassification	95,447	124,548
Transfer from advance payments	17,656	111,439
Disposals	(204,914)	(21,359)
Effects of movement in exchange rates	(127,126)	(143,357)
Ending balance	2,899,532	2,829,528
Towers and tower equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,575,315)	(1,352,192)
Charge for the period	200,509	272,068
Impairment/(reversal of impairment)	(1,084)	48,391
Disposals	190,418	14,660
Effects of movement in exchange rates	51,053	82,676
Ending balance	(1,533,269)	(1,575,315)
Fiber assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	245,336
Ending balance	284,661	245,336
Fiber assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	250,690
Additions during the period	48,207
Additions through business combinations		226,538
Reclassification	9,130	23,241
Transfer from advance payments	13,908	7,862
Effects of movement in exchange rates	9,701	(6,951)
Ending balance	331,636	250,690
Fiber assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,354)
Charge for the period	40,018	5,366
Impairment/(reversal of impairment)	98
Effects of movement in exchange rates	(1,505)	12
Ending balance	(46,975)	(5,354)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,631
Ending balance	60,242	54,631
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56,268	47,436
Additions during the period	2,549	825
Additions through business combinations	885	968
Reclassification	1,428	5,999
Transfer from advance payments	3,070	4,112
Effects of movement in exchange rates	(2,090)	(3,072)
Ending balance	62,110	56,268
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,637)	(1,728)
Charge for the period	238	296
Impairment/(reversal of impairment)		(318)
Effects of movement in exchange rates	7	69
Ending balance	(1,868)	(1,637)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,041
Ending balance	6,980	5,041
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,198	18,169
Additions during the period	6,185	5,056
Additions through business combinations		93
Reclassification	512
Transfer from advance payments	6
Disposals	(454)	(82)
Effects of movement in exchange rates	(1,126)	(1,038)
Ending balance	27,321	22,198
Furniture and office equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(17,157)	(14,291)
Charge for the period	4,436	3,806
Disposals	301	73
Effects of movement in exchange rates	951	867
Ending balance	(20,341)	(17,157)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,687
Ending balance	10,126	8,687
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,458	20,148
Additions during the period	5,247	6,012
Disposals	(602)	(1,825)
Effects of movement in exchange rates	(954)	(877)
Ending balance	27,149	23,458
Motor vehicles | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,771)	(14,268)
Charge for the period	3,443	2,902
Disposals	588	1,816
Effects of movement in exchange rates	603	583
Ending balance	(17,023)	(14,771)
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146,353
Ending balance	278,485	146,353
Capital work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146,353	74,646
Additions during the period	220,287	224,479
Additions through business combinations		5,495
Reclassification	(106,517)	(153,788)
Transfer from advance payments	29,350	3,959
Effects of movement in exchange rates	(10,988)	(8,438)
Ending balance	278,485	146,353
Right-of-use asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	520,651
Ending balance	688,708	520,651
Right-of-use asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	650,504	549,594
Additions during the period	77,960	113,722
Additions through business combinations	179,810	41,709
Disposals, right of use assets	(11,383)	(18,872)
Effects of movement in exchange rates	(37,652)	(35,649)
Ending balance	859,239	650,504
Right-of-use asset | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(129,853)	(81,464)
Charge for the period	54,465	60,685
Impairment/(reversal of impairment)	2,578	2,797
Disposals, right of use assets	8,643	8,634
Effects of movement in exchange rates	7,722	6,459
Ending balance	$ (170,531)	$ (129,853)